Schedule H, Line 4j - Schedule of Reportable Transactions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Plan Name	OLD DOMINION 401(k) RETIREMENT PLAN
Entity Tax Identification Number	56-0751714
EBP, Plan Number	002
Investment, Identifier [Axis]: Collective Trust Funds: Kayne Anderson Rudnick, Mid Cap Core CIT Class 3
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Kayne Anderson Rudnick [Member]
Investment, Identifier [Axis]: Collective Trust Funds: Vanguard, Institutional 500 Index Trust Unit Class C
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Vanguard [Member]
Investment, Identifier [Axis]: Collective Trust Funds: Vanguard, Institutional Total International Stock Market Index Trust Unit Class C
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Vanguard [Member]
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contract: Empower, E I Fixed Account - Series Class V, contract value
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Empower [Member]
Investment, Identifier [Axis]: Mutual Funds: American, Washington Mutual Fund - R6
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	American [Member]
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2025 Fund R5
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	JP Morgan [Member]
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2030 Fund R5
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	JP Morgan [Member]
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2035 Fund R5
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	JP Morgan [Member]
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2040 Fund R5
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	JP Morgan [Member]
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2045 Fund R5
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	JP Morgan [Member]
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2050 Fund R5
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	JP Morgan [Member]
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2055 Fund R5
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	JP Morgan [Member]
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2060 Fund R5
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	JP Morgan [Member]
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2065 Fund R5
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	JP Morgan [Member]
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement Income Fund R5
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	JP Morgan [Member]
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, US Large Cap Core Plus Fund - Select
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	JP Morgan [Member]
Investment, Identifier [Axis]: Mutual Funds: Russell, US Small Cap Equity - Select
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Russell [Member]
Investment, Identifier [Axis]: Mutual Funds: Vanguard, Mid-Cap Index Fund Institutional Plus Shares
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Vanguard [Member]
Investment, Identifier [Axis]: Mutual Funds: Vanguard, Small Cap Index Fund Institutional
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Vanguard [Member]
Investment, Identifier [Axis]: Old Dominion Freight Line, Inc., Common Stock
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Old Dominion Freight Line, Inc. [Member]
Investment, Identifier [Axis]: Pooled Separate Accounts: Capital Group, EuroPacific Growth SA
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Capital Group [Member]
Investment, Identifier [Axis]: Pooled Separate Accounts: Jennison, Large Cap Growth / Jennison Fund
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Jennison [Member]
Investment, Identifier [Axis]: Pooled Separate Accounts: MetWest, Core Plus Bond Fund (IS Platform)
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	MetWest [Member]
Investment, Identifier [Axis]: Schwab, Self-directed brokerage accounts
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Schwab [Member]
Investment, Identifier [Axis]: Series of Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional 500 Index Trust
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Vanguard [Member]
EBP, Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Institutional 500 Index Trust [Member]
EBP, Purchase Price	$ 0
EBP, Selling Price	354,794,231
EBP, Cost of Asset	272,617,000
EBP, Current Value of Asset on Transaction Date	354,794,231
EBP, Net Gain or (Loss)	$ 82,177,231
Investment, Identifier [Axis]: Series of Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional 500 Index Trust Unit Class C
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Vanguard [Member]
EBP, Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Institutional 500 Index Trust Unit Class C [Member]
EBP, Purchase Price	$ 317,436,378
EBP, Selling Price	0
EBP, Cost of Asset	0
EBP, Current Value of Asset on Transaction Date	317,436,378
EBP, Net Gain or (Loss)	$ 0
Investment, Identifier [Axis]: Series of Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional Total International Stock Market Index Trust
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Vanguard [Member]
EBP, Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Institutional Total International Stock Market Index Trust [Member]
EBP, Purchase Price	$ 0
EBP, Selling Price	265,190,441
EBP, Cost of Asset	207,001,224
EBP, Current Value of Asset on Transaction Date	265,190,441
EBP, Net Gain or (Loss)	$ 58,189,217
Investment, Identifier [Axis]: Series of Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional Total International Stock Market Index Trust Unit Class C
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Vanguard [Member]
EBP, Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Institutional Total International Stock Market Index Trust Unit Class C [Member]
EBP, Purchase Price	$ 220,309,834
EBP, Selling Price	0
EBP, Cost of Asset	0
EBP, Current Value of Asset on Transaction Date	220,309,834
EBP, Net Gain or (Loss)	$ 0
Investment, Identifier [Axis]: Single Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional 500 Index Trust
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Vanguard [Member]
EBP, Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Institutional 500 Index Trust [Member]
EBP, Purchase Price	$ 0
EBP, Selling Price	305,962,428
EBP, Cost of Asset	230,939,193
EBP, Current Value of Asset on Transaction Date	305,962,428
EBP, Net Gain or (Loss)	$ 75,023,235
Investment, Identifier [Axis]: Single Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional 500 Index Trust Unit Class C
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Vanguard [Member]
EBP, Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Institutional 500 Index Trust Unit Class C [Member]
EBP, Purchase Price	$ 305,878,217
EBP, Selling Price	0
EBP, Cost of Asset	0
EBP, Current Value of Asset on Transaction Date	305,878,217
EBP, Net Gain or (Loss)	$ 0
Investment, Identifier [Axis]: Single Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional Total International Stock Market Index Trust
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Vanguard [Member]
EBP, Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Institutional Total International Stock Market Index Trust [Member]
EBP, Purchase Price	$ 0
EBP, Selling Price	212,229,089
EBP, Cost of Asset	161,738,045
EBP, Current Value of Asset on Transaction Date	212,229,089
EBP, Net Gain or (Loss)	$ 50,491,044
Investment, Identifier [Axis]: Single Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional Total International Stock Market Index Trust Unit Class C
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Identity of Party Involved	Vanguard [Member]
EBP, Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Institutional Total International Stock Market Index Trust Unit Class C [Member]
EBP, Purchase Price	$ 212,192,792
EBP, Selling Price	0
EBP, Cost of Asset	0
EBP, Current Value of Asset on Transaction Date	212,192,792
EBP, Net Gain or (Loss)	$ 0